Intangible and tangible assets - Changes in carrying amount of goodwill (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	$ 8,174
Increases	269
Other	(97)
Net goodwill as of the end of the period	8,346
Exploration & Production
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	2,642
Net goodwill as of the end of the period	2,642
Integrated Gas, Renewables and Power
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	4,707
Increases	155
Other	(88)
Net goodwill as of the end of the period	4,774
Refining & Chemicals
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	475
Increases	52
Other	(4)
Net goodwill as of the end of the period	523
Marketing & Services
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	321
Increases	62
Other	(4)
Net goodwill as of the end of the period	379
Corporate
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	29
Other	(1)
Net goodwill as of the end of the period	28
Anadarko Mozambique
Changes in the carrying amount of goodwill by business segment
Increases	$ 136